ORGANIZATION AND PRINCIPAL ACTIVITIES (Financial Information of the Company's VIEs) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Total current assets	$ 310,597,113	$ 269,062,719
Total assets	418,706,627	432,580,703
Total current liabilities	106,945,611	100,790,467
Total liabilities	106,945,611	110,650,467
Net cash provided by operating activities	31,792,422	31,069,303	$ 35,729,510
Net cash (used in) provided by investing activities	(93,944,947)	(32,117,597)	(43,944,598)
Net cash (used in) financing activities	$ (1,922,660)	$ (16,914,796)	$ 8,956,797
Sales [Member] | Variable Interest Entity Concentration Risk [Member]
Variable Interest Entity [Line Items]
Concentration risk, percentage	97.20%	95.70%	97.30%
Assets, Total [Member] | Variable Interest Entity Concentration Risk [Member]
Variable Interest Entity [Line Items]
Concentration risk, percentage	36.30%	48.80%
Liabilities, Total [Member] | Variable Interest Entity Concentration Risk [Member]
Variable Interest Entity [Line Items]
Concentration risk, percentage	47.80%	54.90%
VIEs [Member]
Variable Interest Entity [Line Items]
Total current assets	$ 128,036,594	$ 134,777,487
Total assets	152,077,211	211,055,266
Total current liabilities	51,092,767	50,862,163
Total liabilities	51,092,767	60,722,163
Revenues	174,098,045	217,859,413	$ 168,999,541
Net income (loss)	(14,850,655)	22,996,737	16,439,680
Net cash provided by operating activities	35,146,076	26,682,007	28,830,017
Net cash (used in) provided by investing activities	(18,783,750)	28,503,343	(38,188,141)
Net cash (used in) financing activities	$ (10,396,162)	$ (21,201,273)	$ (6,588,420)